UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 12b-25

Commission File No.:     000-53451

NOTIFICATION OF LATE FILING

(Check One):	☐ Form 10-K	☐ Form 20-F	☐ Form 11-K	☒ Form 10-Q
	☐ Form 10-D	☐ Form N-SAR	☐ Form N-CSR

For the period ended:       September 30, 2013

☐ Transition Report on Form 10-K	☐ Transition Report on Form 10-Q
☐ Transition Report on Form 20-F	☐ Transition Report on Form N-SAR
☐ Transition Report on Form 11-K

For the transition period ended:

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I
REGISTRANT INFORMATION

ALTERNATE ENERGY HOLDINGS, INC.

 Full Name of Registrant

PO Box 894

 Address of Principal Executive Offices (Street and Number)

Boise, Idaho 83701-0894

City, State and Zip Code

PART II

RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

[ ]	(a)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

[ ]	(b)	The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K , Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

[ ]	(c)	The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III

NARRATIVE

State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

The registrant is filing this Notification of Late Filing on Form 12b-25 with respect to its Form 10-Q for the quarter ended September 30, 2013. The registrant currently does not have funds to pay an independent auditor to review its financial statements for the quarter ended September 30, 2013. Consequently, the registrant will not be able to timely file the Form 10-Q due on November 15, 2013, without unreasonable effort or expense. The registrant is attempting to secure the release of the approximately $2,000,000 currently held in escrow and subject of the dispute between the registrant and Hamilton Guaranty Capital, LLC. If it is able to secure the release of some or all of the escrowed funds, it will re-engage an independent auditor to complete the review of the registrant’s financial statements for the quarters ended September 30, 2013, June 30, 2013, March 31, 2013 and the fiscal year ending December 31, 2012. The registrant does not expect to be able to file within the additional time allowed by this report.

PART IV

OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification:

Pete Honeysett	(208)	939-9311
(Name)	(Area Code)	(Telephone Number)

(2)

Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Registrant Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).           ☐ Yes     ☒ No

Annual Report on Form 10-K for the year ended December 31, 2012
Quarterly Report on Form 10-Q for the three months ended March 31, 2013
Quarterly Report on Form 10-Q for the three months ended June 30, 2013

(3)

Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?           ☐ Yes     ☒ No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

Alternate Energy Holdings, INC.

(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date: December 11, 2013	By:	/s/ J. Peter Honeysett
J. Peter Honeysett
President

By:     /s/ J. Peter Honeysett